UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment: [   ]; Amendment Number: ____

This Amendment (Check only one): [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    OrbiMed Advisors LLC
Address: 767 Third Avenue, 30th Floor
         New York, NY 10010

Form 13F File Number: 28-6776

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Samuel D. Isaly
Title:  Managing Member
Phone: (212) 739-6400

Signature, Place, and Date of Signing:

  /s/ Samuel D. Isaly           New York, NY               August 14, 2003
   [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Quarter Ended: June 30, 2003

Manager Key:            (1) Orbimed Capital LLC (Eaton Vance Emarald Fund,
                            Finsbury Worldwide Pharmaceutical Trust, Hedge Fund Research Aggressive Master Trust, Caduceus Private Investments, OrbiMed Associates LLC)
                        (2) Orbimed Advisors LLC (Other Funds)


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     Column 1                 Column 2        Column 3       Column 4      Column 5      Column 6         Column 7     Column 8
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                                                                                     Investment Discretion          Voting Authority
                                                                                                                        (Shares)
                                                                                          Shared  Shared  Other
  Name of Issuer             Title of Class   CUSIP Number  Market Value      SHRS   Sole Defined  Other Managers   Sole Shared None
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                                               ID_CUSIP
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Abgenix Inc.                 COM ABGX equity    00339B107     2,873,750      275,000   X                       1      275,000
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Abgenix Inc.                 COM ABGX equity    00339B107    16,249,750    1,555,000   X                       2    1,555,000
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Acambis Plc ADR              COM ACAM equity    004286100     2,387,362       39,240   X                       2       39,240
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Affymetrix Inc               COM affx equity    00826T108     8,455,590      429,000   X                       1      429,000
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Affymetrix Inc               COM affx equity    00826T108    61,672,590    3,129,000   X                       2    3,129,000
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Alexion Pharmaceuticals, Inc COM alxn equity    015351109     6,094,500      358,500   X                       1      358,500
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Alexion Pharmaceuticals, Inc COM alxn equity    015351109    24,444,300    1,437,900   X                       2    1,437,900
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Altana AG-ADR                COM AAA equity     02143N103     4,575,600       73,800   X                       2       73,800
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Amgen Inc.                   COM amgn equity    031162100    25,973,766      393,900   X                       1      393,900
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Amgen Inc.                   COM amgn equity    031162100   212,570,250    3,223,692   X                       2    3,223,692
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Ares-Serono ADR              COM SRA equity     81752M101     4,252,976      292,100   X                       2      292,100
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Argonaut Technologies Inc    COM agnt equity    040175101       870,480      702,000   X                       2      702,000
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Arqule Inc.                  COM arql equity    04269E107     7,726,236    1,875,300   X                       2    1,875,300
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Atrix Labs Inc.              COM atrx equity    04962L101     5,468,333      248,900   X                       2      248,900
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Atrix Labs Inc.              COM atrx equity    04962L101    36,623,990    1,667,000   X                       2    1,667,000
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Axonyx Inc.                  COM AXYX equity    05461R101     2,400,882      992,100   X                       2      992,100
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Barr Laboratories Inc.       COM brl equity     068306109       196,500        3,000   X                       1        3,000
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Barr Laboratories Inc.       COM brl equity     068306109    11,855,500      181,000   X                       2      181,000
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Bioenvision, Inc.            COM BIOV equity    09059N100     3,036,556    1,367,818   X                       1    1,367,818
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Bioenvision, Inc.            COM BIOV equity    09059N100     1,403,444      632,182   X                       2      632,182
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Biovail Corporation          COM bvf equity     09067J109       141,180        3,000   X                       1        3,000
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Biovail Corporation          COM bvf equity     09067J109     8,847,280      188,000   X                       2      188,000
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Caliper Technologies         COM calp equity    130876105     2,078,904      455,900   X                       1      455,900
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Caliper Technologies         COM calp equity    130876105     7,270,008    1,594,300   X                       2    1,594,300
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Cambridge Antibody ADR       COM CATG equity    132148107     2,960,592      333,400   X                       2      333,400
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Cepheid Inc.                 COM cphd equity    15670R107        39,280        8,000   X                       2        8,000
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Cepheid Inc.                 COM cphd equity    15670R107     3,748,294      763,400   X                       2      763,400
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Corixa Corp.                 COM crxa equity    21887F100        58,050        7,500   X                       2        7,500
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Corixa Corp.                 COM crxa equity    21887F100     2,825,100      365,000   X                       2      365,000
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Depomed Inc.                 COM dmi equity     249908104     3,858,480      803,850   X                       1      803,850
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Depomed Inc.                 COM dmi equity     249908104       648,000      135,000   X                       2      135,000
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Discovery Laboratories Inc.  COM dsco equity    254668106     3,852,000      600,000   X                       1      600,000
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Discovery Laboratories Inc.  COM dsco equity    254668106     3,287,040      512,000   X                       2      512,000
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Dov Pharmaceuticals          COM dovp equity    259858108     3,322,200      294,000   X                       1      294,000
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Dov Pharmaceuticals          COM dovp equity    259858108     1,536,800      136,000   X                       2      136,000
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Eli Lilly & Company          COM lly equity     532457108    18,511,548      268,400   X                       1      268,400
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Eli Lilly & Company          COM lly equity     532457108   112,093,492    1,625,250   X                       2    1,625,250
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Encysive Pharmaceuticals     COM ency equity    29256X107       191,200       40,000   X                       1       40,000
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Encysive Pharmaceuticals     COM ency equity    29256X107     1,318,324      275,800   X                       2      275,800
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Enzon Inc.                   COM enzn equity    293904108     1,091,850       87,000   X                       2       87,000
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Enzon Inc.                   COM enzn equity    293904108    54,667,800    4,356,000   X                       2    4,356,000
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Epix Medical Inc.            COM epix equity    26881Q101        11,240          800   X                       2          800
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Epix Medical Inc.            COM epix equity    26881Q101       753,080       53,600   X                       2       53,600
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Genentech Inc                COM dna equity     368710406    29,598,048      410,400   X                       1      410,400
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Genentech Inc                COM dna equity     368710406   198,943,020    2,758,500   X                       2    2,758,500
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GenProbe                     COM gpro equity    36866T103     6,059,463      147,900   X                       1      147,900
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GenProbe                     COM gpro equity    36866T103    46,561,053    1,136,467   X                       2    1,136,467
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Genzyme Corp. General Divis  COM genz equity    372917104    20,390,006      487,100   X                       1      487,100
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Genzyme Corp. General Divis  COM genz equity    372917104   171,881,346    4,106,100   X                       2    4,106,100
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Gilead Sciences Inc.         COM gild equity    375558103    21,253,430      382,600   X                       1      382,600
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Gilead Sciences Inc.         COM gild equity    375558103   153,190,235    2,757,700   X                       2    2,757,700
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Given Imaging                COM givn equity IL0010865371    25,797,056    3,052,906   X                       1    3,052,906
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Given Imaging                COM givn equity IL0010865371     8,323,250      985,000   X                       2      985,000
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Human Genome Sciences Inc.   COM hgsi equity    444903108     5,487,570      433,800   X                       1      433,800
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Human Genome Sciences Inc.   COM hgsi equity    444903108    45,137,730    3,568,200   X                       2    3,568,200
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Icos Corporation             COM icos equity    449295104     4,634,559      125,700   X                       2      125,700
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Icos Corporation             COM icos equity    449295104    32,062,152      869,600   X                       2      869,600
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Idec Pharmaceuticals Corp.   COM idph equity    449370105    14,232,636      419,100   X                       1      419,100
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Idec Pharmaceuticals Corp.   COM idph equity    449370105   117,953,268    3,473,300   X                       2    3,473,300
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Immunomedics Inc.            COM immu equity    452907108       436,770       69,000   X                       2       69,000
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Immunomedics Inc.            COM immu equity    452907108    19,655,916    3,105,200   X                       2    3,105,200
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Impax Laboratories           COM ipxl equity    45256B101    16,046,226    1,343,905   X                       2    1,343,905
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Incyte Corporation           COM incy equity    45337C102     1,944,000      400,000   X                       1      400,000
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Incyte Corporation           COM incy equity    45337C102     9,720,000    2,000,000   X                       2    2,000,000
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Lifecell                     COM lifc equity    531927101     8,386,032    1,644,320   X                       1    1,644,320
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Lifecell                     COM lifc equity    531927101     3,567,093      699,430   X                       2      699,430
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Ligand Pharmaceuticals       COM lgnd equity    53220K207       978,480       72,000   X                       2       72,000
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Ligand Pharmaceuticals       COM lgnd equity    53220K207    41,816,430    3,077,000   X                       2    3,077,000
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Medimmune Inc.               COM medi equity    584699102     9,485,296      260,800   X                       1      260,800
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Medimmune Inc.               COM medi equity    584699102    63,716,603    1,751,900   X                       2    1,751,900
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Molecular Devices Corp       COM mdcc equity    60851C107       432,480       27,200   X                       1       27,200
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Molecular Devices Corp       COM mdcc equity    60851C107    15,011,190      944,100   X                       1      944,100
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Neose Technologies PIPE      COM ntec equity    640522108     3,336,660      333,666   X                       1      333,666
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Novartis AG                  COM NVS equity     66987V109     3,608,776       90,650   X                       2       90,650
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NPS Pharmaceuticals Inc.     COM NPSP equity    62936P103       146,040        6,000   X                       2        6,000
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NPS Pharmaceuticals Inc.     COM NPSP equity    62936P103     4,149,970      170,500   X                       2      170,500
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Onyx Pharmaceuticals Inc.    COM onxx equity    683399109       181,050       15,000   X                       2       15,000
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Onyx Pharmaceuticals Inc.    COM onxx equity    683399109    21,820,146    1,807,800   X                       2    1,807,800
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Orphan Medical, Inc.         COM orph equity    687303107    14,782,140    1,617,302   X                       2    1,617,302
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Orthovita Inc.               COM vita equity    68750U102    14,912,250    4,085,548   X                       1    4,085,548
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Orthovita Inc.               COM vita equity    68750U102     6,889,287    1,887,476   X                       2    1,887,476
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OSI Pharmaceuticals Inc.     COM osip equity    671040103        32,200        1,000   X                       2        1,000
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OSI Pharmaceuticals Inc.     COM osip equity    671040103     2,093,000       65,000   X                       2       65,000
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Palatin Technologies Inc.    COM ptn equity     696077304     1,490,904      467,368   X                       2      467,368
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                                              #N/A N Ap
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Pfizer Inc.                  COM pfe equity                  25,537,370      747,800   X                       1      747,800
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Pfizer Inc.                  COM pfe equity     717081103   161,858,023    4,739,620   X                       2    4,739,620
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Pharmacopeia Inc.            COM pcop equity    71713U102     1,204,500      146,000   X                       1      146,000
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Pharmacopeia Inc.            COM pcop equity    71713U102    16,582,500    2,010,000   X                       2    2,010,000
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Salix Pharmaceuticals Ltd    COM slxp equity    795435106       955,880       92,000   X                       2       92,000
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SangStat Medical Corp.       COM sang equity    801003104     3,500,370      267,000   X                       1      267,000
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SangStat Medical Corp.       COM sang equity    801003104    21,191,004    1,616,400   X                       2    1,616,400
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Sanofi-Synthelabo ADR        COM sny equity     80105N105     3,836,140      131,600   X                       2      131,600
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Savient Pharmaceuticals      COM svnt equity    80517Q100     2,762,305      591,500   X                       2      591,500
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Savient Pharmaceuticals      COM svnt equity    80517Q100    18,397,465    3,939,500   X                       2    3,939,500
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Schering-Plough Corporation  COM sgp equity     806605101     1,953,000      105,000   X                       2      105,000
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Schering-Plough Corporation  COM sgp equity     806605101    74,995,200    4,032,000   X                       2    4,032,000
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Transkaryotic Therapies Inc  COM tktx equity    893735100        34,500        3,000   X                       2        3,000
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Transkaryotic Therapies Inc  COM tktx equity    893735100     2,219,500      193,000   X                       2      193,000
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Wyeth                        COM wye equity     983024100    18,629,950      409,000   X                       1      409,000
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Wyeth                        COM wye equity     983024100   167,306,516    3,673,030   X                       2    3,673,030
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Total                                                     2,359,352,081  105,535,620                              105,535,620
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